Supplemental Cash Flow Information - Schedule of Net Change in Operating Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information - Schedule of Net Change in Operating Assets and Liabilities (Details) [Line Items]
Trade and other receivables	$ (13,800)	$ (24,431)	$ 2,298
Financial assets	(2,634)	3,437	4,946
Other assets	(38,952)	(7,322)	(6,395)
Trade and other payables	18,278	(4,085)	(7,068)
Financial liabilities	(454)	(639)	(2,028)
Other liabilities	(7,558)	(6,172)	1,503
Operating assets and liabilities	$ (45,120)	$ (39,212)	$ (6,744)